Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
July 31, 2022
ILS-NPRT3-0922
1.834743.116
Common Stocks - 98.8%
	Shares	Value ($)
Australia - 1.0%
Aub Group Ltd.	260,000	3,566,121
Imdex Ltd.	2,472,752	3,148,288
Steadfast Group Ltd.	1,500,000	5,623,562
TOTAL AUSTRALIA		12,337,971
Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC (a)	5,996,716	4,953,287
Belgium - 1.2%
Azelis Group NV	265,800	5,802,677
KBC Ancora	239,989	8,378,791
TOTAL BELGIUM		14,181,468
Canada - 3.4%
CAE, Inc. (b)	371,600	9,831,563
McCoy Global, Inc. (b)	630,715	576,265
Osisko Gold Royalties Ltd.	335,000	3,508,141
Pason Systems, Inc.	445,000	5,344,657
Richelieu Hardware Ltd. (c)	442,263	13,383,071
Summit Industrial Income REIT (c)	561,500	8,168,947
TOTAL CANADA		40,812,644
Cayman Islands - 0.4%
Chlitina Holding Ltd.	829,500	5,106,125
Denmark - 1.5%
Netcompany Group A/S (a)(b)	69,110	3,852,307
SimCorp A/S	105,658	7,847,902
Spar Nord Bank A/S	529,072	6,043,549
TOTAL DENMARK		17,743,758
Finland - 0.5%
Musti Group OYJ	289,502	5,982,805
France - 3.6%
Laurent-Perrier Group SA	66,712	6,791,027
Lectra	392,400	13,756,098
LISI	343,264	8,069,158
Vetoquinol SA	112,417	14,086,224
TOTAL FRANCE		42,702,507
Germany - 4.3%
CTS Eventim AG (b)	516,054	28,270,408
Nexus AG	291,358	15,544,244
Scout24 AG (a)	127,200	7,236,065
TOTAL GERMANY		51,050,717
India - 1.0%
Embassy Office Parks (REIT)	1,706,000	7,834,183
Indian Energy Exchange Ltd. (a)	2,298,585	4,648,225
TOTAL INDIA		12,482,408
Ireland - 0.7%
Cairn Homes PLC	4,229,500	4,723,178
Irish Residential Properties REIT PLC	2,925,000	4,047,778
TOTAL IRELAND		8,770,956
Israel - 1.7%
Ituran Location & Control Ltd. (c)	355,577	9,031,656
Maytronics Ltd.	329,515	4,265,378
Strauss Group Ltd.	145,984	3,845,922
Tel Aviv Stock Exchange Ltd.	743,096	3,550,264
TOTAL ISRAEL		20,693,220
Italy - 2.4%
Interpump Group SpA	686,943	29,178,864
Japan - 35.3%
Ai Holdings Corp.	225,800	2,858,423
Aoki Super Co. Ltd.	175,000	3,658,934
Artnature, Inc.	483,700	2,792,976
Aucnet, Inc.	306,977	5,424,605
Azbil Corp.	1,335,592	40,205,551
Broadleaf Co. Ltd.	2,509,998	8,876,208
Central Automotive Products Ltd.	151,500	2,775,967
Curves Holdings Co. Ltd.	2,020,026	10,994,203
Daiichikosho Co. Ltd.	418,800	11,879,312
Daikokutenbussan Co. Ltd.	72,500	2,976,656
Digital Hearts Holdings Co. Ltd.	556,514	8,184,560
Fujitec Co. Ltd.	203,000	4,357,573
Funai Soken Holdings, Inc.	355,650	6,269,700
Goldcrest Co. Ltd.	675,530	9,188,045
Iwatsuka Confectionary Co. Ltd.	18,900	576,439
JEOL Ltd.	400,200	18,195,180
Kobayashi Pharmaceutical Co. Ltd.	160,550	10,695,832
Koshidaka Holdings Co. Ltd.	1,597,400	8,979,995
Kusuri No Aoki Holdings Co. Ltd.	108,500	4,514,425
Lasertec Corp.	162,644	23,285,758
Medikit Co. Ltd.	294,400	5,154,110
Miroku Jyoho Service Co., Ltd.	349,800	3,958,510
Misumi Group, Inc.	650,268	16,177,571
Mitsuboshi Belting Ltd.	159,780	3,877,457
Nabtesco Corp.	261,100	6,257,566
Nagaileben Co. Ltd.	671,327	10,230,313
Nihon Parkerizing Co. Ltd.	2,013,600	14,507,910
NS Tool Co. Ltd.	594,500	5,699,872
NSD Co. Ltd.	468,549	8,801,465
OBIC Co. Ltd.	192,600	30,790,897
OSG Corp.	964,800	13,241,518
Paramount Bed Holdings Co. Ltd.	272,220	5,046,353
Pole To Win Holdings, Inc.	384,700	2,980,193
ProNexus, Inc.	467,200	3,981,655
San-Ai Obbli Co. Ltd.	839,700	6,758,738
SHO-BOND Holdings Co. Ltd.	522,100	23,100,052
Shoei Co. Ltd.	507,152	21,779,025
SK Kaken Co. Ltd.	40,900	10,235,452
Software Service, Inc.	78,600	3,998,190
Techno Medica Co. Ltd.	80,791	959,589
The Monogatari Corp.	109,200	4,809,238
TIS, Inc.	306,800	8,699,045
Tocalo Co. Ltd.	558,336	5,368,850
USS Co. Ltd.	677,100	13,286,415
Welcia Holdings Co. Ltd.	230,700	5,152,662
YAKUODO Holdings Co. Ltd.	235,900	3,725,583
TOTAL JAPAN		425,268,571
Korea (South) - 0.5%
BGF Retail Co. Ltd.	44,596	6,189,544
Luxembourg - 0.4%
Stabilus Se	91,636	5,141,746
Netherlands - 5.0%
Aalberts Industries NV	904,480	38,548,472
AerCap Holdings NV (b)	121,000	5,428,060
IMCD NV	102,700	16,353,475
TOTAL NETHERLANDS		60,330,007
Norway - 2.0%
Kongsberg Gruppen ASA	434,181	15,947,508
Medistim ASA	175,242	5,348,769
Volue A/S (b)	963,944	2,433,522
TOTAL NORWAY		23,729,799
South Africa - 0.7%
Clicks Group Ltd.	461,429	7,768,499
Spain - 0.6%
Fluidra SA (c)	410,001	7,613,984
Sweden - 10.2%
Addlife AB	821,408	14,056,292
AddTech AB (B Shares)	2,734,665	46,554,585
Hemnet Group AB	547,700	8,278,396
INVISIO AB	395,859	6,458,584
John Mattson Fastighetsforetag (b)(c)	435,213	4,479,668
Lagercrantz Group AB (B Shares)	3,982,487	43,304,089
TOTAL SWEDEN		123,131,614
Switzerland - 1.1%
Tecan Group AG	37,821	13,366,585
Taiwan - 0.5%
Addcn Technology Co. Ltd.	855,032	5,669,850
United Kingdom - 15.0%
Alliance Pharma PLC	9,107,237	10,791,342
Avon Protection PLC	577,807	7,472,799
Bodycote PLC	1,798,567	13,130,818
Clarkson PLC	356,610	14,917,506
Dechra Pharmaceuticals PLC	766,495	34,387,842
DP Poland PLC (b)	17,420,691	1,368,362
Helios Towers PLC (b)	2,265,833	3,981,715
Howden Joinery Group PLC	1,461,900	12,041,961
Rightmove PLC	2,584,170	20,202,471
Spectris PLC	1,038,878	39,333,378
Spirax-Sarco Engineering PLC	158,991	23,108,456
TOTAL UNITED KINGDOM		180,736,650
United States of America - 5.4%
Autoliv, Inc.	156,800	13,484,800
Morningstar, Inc.	84,400	21,551,540
NOV, Inc.	320,000	5,955,200
PriceSmart, Inc.	132,660	8,805,971
ResMed, Inc.	63,495	15,271,817
TOTAL UNITED STATES OF AMERICA		65,069,328
TOTAL COMMON STOCKS (Cost $909,934,944)		1,190,012,907

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (d)	13,543,768	13,546,477
Fidelity Securities Lending Cash Central Fund 2.01% (d)(e)	8,532,379	8,533,232
TOTAL MONEY MARKET FUNDS (Cost $22,079,709)		22,079,709

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $932,014,653)	1,212,092,616
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(6,981,595)
NET ASSETS - 100.0%	1,205,111,021

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,689,884 or 1.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	36,511,034	172,992,066	195,956,623	63,160	29	(29)	13,546,477	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	7,881,340	259,336,355	258,684,463	22,532	-	-	8,533,232	0.0%
Total	44,392,374	432,328,421	454,641,086	85,692	29	(29)	22,079,709

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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